Significant transactions	12 Months Ended
Oct. 31, 2020
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Significant transactions

Note 4	Significant transactions

2020
Sale of FirstCaribbean International Bank Limited
On November 8, 2019, we announced that we had entered into a definitive agreement to sell 66.73% of the outstanding shares of CIBC FirstCaribbean to GNB Financial Group Limited (GNB) for total consideration of approximately US$797 million, comprised of approximately US$200 million in cash and secured financing provided by CIBC for the remainder, subject to closing adjustments to reflect certain changes in CIBC FirstCaribbean’s book value. The closing of this transaction would result in CIBC retaining a 24.9% minority interest in CIBC FirstCaribbean, which would be accounted for as an investment in associate using the equity method.
In the fourth quarter of 2019, we recognized a goodwill impairment charge of $135 million as a result of the valuation implied from the definitive agreement with GNB. Commencing in the first quarter of 2020, the assets and liabilities of CIBC FirstCaribbean were treated as held for sale, and measured at the lower of their aggregate carrying amount and fair value less costs to sell, on the basis that the transaction was highly probable to close in 2020 subject to regulatory approvals. In the second quarter of 2020, we recognized an additional goodwill impairment charge of $28 million based on the estimated impact of the COVID-19 pandemic on the recoverable value of the 24.9% interest in CIBC FirstCaribbean that we expected to retain.
As a result of the lengthy regulatory review process, the worsening impact of the COVID-19 pandemic on the Caribbean economy and our revised expectations regarding the likelihood and timing of closing of a potential transaction, we concluded in the fourth quarter of 2020 that held for sale accounting is no longer appropriate. As a result, we were required to assess the recoverable amount of the remaining goodwill based on current market conditions rather than the definitive agreement with GNB. This assessment reflected revised expectations concerning the impact of the COVID-19 pandemic and led to the recognition of an additional goodwill impairment charge of $220 million. While we discontinued the application of held for sale accounting, we continue to pursue the transaction and the regulatory review process.
For additional information, see Note 9.

2019
Acquisition of Cleary Gull
On September 9, 2019, we completed the acquisition of substantially all of the assets and operations of Cleary Gull Inc. (Cleary Gull), a Milwaukee-based boutique investment banking firm specializing in middle-market mergers and acquisitions, private capital placement and debt advisory across the U.S. Goodwill and intangible assets of $16 million were recognized as a result of the acquisition. The results of the acquired business have been consolidated from the date of close and are included in our Capital Markets SBU.
Acquisition of Lowenhaupt Global Advisors
On September 1, 2019, we completed the acquisition of substantially all of the assets and operations of Lowenhaupt Global Advisors, LLC (LGA), a wealth advisory firm in St. Louis and New York that provides independent advice on family wealth transfer, taxation, investment portfolio allocation and business structuring. Goodwill and intangible assets of $14 million were recognized as a result of the acquisition. The results of the acquired business have been consolidated from the date of close and are included in our U.S. Commercial Banking and Wealth Management SBU.
Finalization of arrangement with Air Canada
Air Canada’s acquisition of the Aeroplan loyalty business from Aimia Inc. closed on January 10, 2019. We now offer credit cards under Air Canada’s new loyalty program, which launched in November 2020. This program allows CIBC’s Aeroplan cardholders to transfer their existing Aeroplan Miles to Air Canada’s new Aeroplan loyalty program.
To secure our participation in Air Canada’s new Aeroplan loyalty program for a period of 10 years, we paid Air Canada $200 million plus applicable sales tax, which we recognized as an expense in the first quarter of 2019. In addition, we made a payment of $92 million plus applicable sales tax in the first quarter of 2019 as a prepayment to be applied towards future monthly payments in respect of Aeroplan Miles over a
10-year
period.